UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Proxima Capital Management, LLC

Address:    845 Third Avenue, 21st Floor
            New York, New York  10022

13F File Number: 028-13766

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Youlia Miteva
Title:     Managing Member
Phone:     (212) 897-5710


Signature, Place and Date of Signing:

/s/ Youlia Miteva               New York, New York           February 14, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  45

Form 13F Information Table Value Total:  $383,100
                                         (thousands)


List of Other Included Managers: None


                                                     FORM 13F INFORMATION TABLE




COLUMN 1                        COLUMN 2       COLUMN 3     COLUMN 4        COLUMN 5     COLUMN 6   COLUMN 7        COLUMN 8

                                 TITLE                     VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS          CUSIP     (X1000)   PRN AMT   PRN CALL  DISCRETION  MANGRS    SOLE    SHARED  NONE
ABBOTT LABS                   COM              002824100    4,356      66,500  SH          SOLE      NONE       66,500
ALERE INC                     COM              01449J105    6,291     340,039  SH          SOLE      NONE      340,039
AUXILIUM PHARMACEUTICALS INC  COM              05334D107    4,923     265,522  SH          SOLE      NONE      265,522
BABCOCK & WILCOX CO NEW       COM              05615F102   15,605     595,600  SH          SOLE      NONE      595,600
BRUNSWICK CORP                COM              117043109   17,476     600,741  SH          SOLE      NONE      600,741
CALLAWAY GOLF CO              COM              131193104    4,201     646,288  SH          SOLE      NONE      646,288
COMVERSE INC                  COM              20585P105    6,076     212,979  SH          SOLE      NONE      212,979
COMVERSE TECHNOLOGY INC       COM PAR $0.10    205862402    3,776     983,353  SH          SOLE      NONE      983,353
CORELOGIC INC                 COM              21871D103    3,664     136,107  SH          SOLE      NONE      136,107
COWEN GROUP INC NEW           CL A             223622101      270     110,323  SH          SOLE      NONE      110,323
E TRADE FINANCIAL CORP        COM NEW          269246401   20,758   2,319,317  SH          SOLE      NONE    2,319,317
EMULEX CORP                   COM NEW          292475209   12,614   1,727,909  SH          SOLE      NONE    1,727,909
FORMFACTOR INC                COM              346375108    6,384   1,400,000  SH          SOLE      NONE    1,400,000
GENERAL MTRS CO               COM              37045V100   10,318     357,900  SH          SOLE      NONE      357,900
HELIX ENERGY SOLUTIONS GRP I  COM              42330P107    2,825     136,851  SH          SOLE      NONE      136,851
HEWLETT PACKARD CO            COM              428236103    1,568     110,000  SH          SOLE      NONE      110,000
INTERDIGITAL INC              COM              45867G101   11,592     282,120  SH          SOLE      NONE      282,120
INTERMUNE INC                 COM              45884X103    3,181     328,315  SH          SOLE      NONE      328,315
ISHARES TR                    RUSSELL 2000     464287655   20,236     240,000       PUT    SOLE      NONE      240,000
KNIGHT CAP GROUP INC          NOTE 3.500% 3/1  499005AE6    2,509   2,500,000  PRN         SOLE      NONE    2,500,000
LIVE NATION ENTERTAINMENT IN  COM              538034109   12,755   1,370,000  SH          SOLE      NONE    1,370,000
MEDASSETS INC                 COM              584045108    4,070     242,700  SH          SOLE      NONE      242,700
MEMC ELECTR MATLS INC         COM              552715104   18,376   5,724,672  SH          SOLE      NONE    5,724,672
MICRON TECHNOLOGY INC         COM              595112103    6,242     984,617  SH          SOLE      NONE      984,617
NEXEN INC                     COM              65334H102   12,519     464,717  SH          SOLE      NONE      464,717
NRG ENERGY INC                COM NEW          629377508    5,242     228,000  SH          SOLE      NONE      228,000
NXP SEMICONDUCTORS N V        COM              N6596X109   19,608     745,000  SH          SOLE      NONE      745,000
OM GROUP INC                  COM              670872100   16,880     760,374  SH          SOLE      NONE      760,374
REPUBLIC AWYS HLDGS INC       COM              760276105    4,108     723,240  SH          SOLE      NONE      723,240
RITE AID CORP                 COM              767754104    1,721   1,265,468  SH          SOLE      NONE    1,265,468
ROCK-TENN CO                  CL A             772739207   17,932     256,500  SH          SOLE      NONE      256,500
SANDISK CORP                  COM              80004C101   11,667     268,200  SH          SOLE      NONE      268,200
SPIRIT AEROSYSTEMS HLDGS INC  COM CL A         848574109   11,726     691,000  SH          SOLE      NONE      691,000
STMICROELECTRONICS N V        NY REGISTRY      861012102    4,842     668,800  SH          SOLE      NONE      668,800
SUNCOKE ENERGY INC            COM              86722A103    2,686     172,285  SH          SOLE      NONE      172,285
TAKE-TWO INTERACTIVE SOFTWAR  COM              874054109    1,704     154,813  SH          SOLE      NONE      154,813
TOWER GROUP INC               COM              891777104   14,534     817,000  SH          SOLE      NONE      817,000
TRANSOCEAN LTD                REG SHS          H8817H100   10,334     231,400  SH          SOLE      NONE      231,400
USEC INC                      COM              90333E108      345     650,000  SH          SOLE      NONE      650,000
VERINT SYS INC                COM              92343X100    3,180     108,323  SH          SOLE      NONE      108,323
WARNER CHILCOTT PLC IRELAND   SHS A            G94368100    1,676     139,176  SH          SOLE      NONE      139,176
XEROX CORP                    COM              984121103   29,042   4,258,325  SH          SOLE      NONE    4,258,325
XYLEM INC                     COM              98419M100    5,598     206,578  SH          SOLE      NONE      206,578
YAHOO INC                     COM              984332106    4,511     226,659  SH          SOLE      NONE      226,659
YPF SOCIEDAD ANONIMA          SPON ADR CL D    984245100    3,179     218,477  SH          SOLE      NONE      218,477

SK 25730 0003 1353270